SCHEDULE II Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for credit losses - accounts receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 16,778	$ 19,238	$ 15,493
Additions: Charged to Costs and Expenses	25,651	22,760	14,749
Deductions: Uncollectible Accounts Write-Offs (Recoveries)	18,180	25,220	11,004
Balance at End of Period	24,249	16,778	19,238
Allowance for credit losses - settlement assets
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	9,730	2,287	2,974
Additions: Charged to Costs and Expenses	22,387	19,242	12,984
Deductions: Uncollectible Accounts Write-Offs (Recoveries)	22,161	11,799	13,671
Balance at End of Period	9,956	9,730	2,287
Reserve for sales allowances
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	8,396	7,668	7,484
Additions: Charged to Costs and Expenses	29,906	29,498	24,517
Deductions: Uncollectible Accounts Write-Offs (Recoveries)	28,699	28,770	24,333
Balance at End of Period	9,603	8,396	7,668
Allowance for credit and operating losses - check guarantee
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	0	3,444	2,536
Additions: Charged to Costs and Expenses	0	3,074	12,291
Deductions: Uncollectible Accounts Write-Offs (Recoveries)	0	6,518	11,383
Balance at End of Period	0	0	3,444
Reserve for contract contingencies and processing errors
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	1,613	1,577	1,337
Additions: Charged to Costs and Expenses	2,666	3,194	1,212
Deductions: Uncollectible Accounts Write-Offs (Recoveries)	2,872	3,158	972
Balance at End of Period	1,407	1,613	1,577
Reserve for cardholder losses
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	0	10,190	10,058
Additions: Charged to Costs and Expenses	0	15,861	58,673
Deductions: Uncollectible Accounts Write-Offs (Recoveries)	0	26,051	58,541
Balance at End of Period	0	0	10,190
Deferred income tax asset valuation allowance
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	211,049	110,043	112,259
Additions: Charged to Costs and Expenses	30,148	104,280	(2,216)
Deductions: Uncollectible Accounts Write-Offs (Recoveries)	0	3,274	0
Balance at End of Period	241,197	211,049	110,043
Allowance for credit losses - notes receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	15,245	0
Additions: Charged to Costs and Expenses	0	15,245
Deductions: Uncollectible Accounts Write-Offs (Recoveries)	0	0
Balance at End of Period	$ 15,245	$ 15,245	$ 0